Note 16 - Reportable Business Segments (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Consumer	Commercial	Corporate and
	segment	segment	shared services	Consolidated

Sales	$409,998	$260,167	$-	$670,165
Gross margin	105,976	26,316	-	132,292
Depreciation of property and equipment	2,950	38	-	2,988
Amortization of intangible assets	6,920	692	-	7,612
Administrative expenses	11,235	6,151	23,417	40,803
Selling and marketing expenses	41,800	19,904	-	61,704
Other operating expenses	23,730	1,435	-	25,165
Operating profit (loss) for the period	$19,341	$(1,904)	$(23,417)	$(5,980)
Finance costs				(23,546)
Change in fair value of derivative instruments and other				(241,999)
Other expenses, net				(740)
Recovery of income taxes				2,294
Loss for the period from continued operations				(269,971)
Loss from discontinued operations				(5,189)
Loss for the period				$(275,160)

Capital expenditures	$9,170	$749	$-	$9,919

As at June 30, 2019
Total goodwill	$172,072	$165,324	$-	$337,396
Total assets	$1,117,434	$419,380	$-	$1,536,814
Total liabilities	$1,713,787	$204,250	$-	$1,918,037
	Consumer	Commercial	Corporate and
	segment	segment	shared services	Consolidated

Sales	$434,364	$268,151	$-	$702,515
Gross margin	100,807	31,788	-	132,595
Depreciation of property and equipment	844	45	-	889
Amortization of intangible assets	3,728	342	-	4,070
Administrative expenses	7,224	6,683	26,024	39,931
Selling and marketing expenses	26,923	15,042	-	41,965
Other operating expenses	16,234	2,166	-	18,400
Restructuring costs	1,612	305	-	1,917
Operating profit (loss) for the period	$44,242	$7,205	$(26,024)	$25,423
Finance costs				(16,313)
Change in fair value of derivative instruments and other				(68,441)
Other expenses, net				(13)
Provision for income taxes				4,683
Loss for the period from continued operations				$(64,028)
Profit from discontinued operations				22,605
Loss for the period				(41,423)

Capital expenditures	$9,181	$674	$-	$9,855

As at June 30, 2018
Total goodwill	$148,375	$157,018	$-	$305,393
Total assets	$1,222,492	$404,308	$-	$1,626,800
Total liabilities	$1,216,190	$223,600	$-	$1,439,790

Disclosure of geographical areas [text block]
	Three	Three
	months ended	months ended
	June 30, 2019	June 30, 2018
Canada	$75,485	$89,228
U.S.	594,680	613,287
Total	$670,165	$702,515
	As at June 30, 2019	As at March 31, 2019
Canada	$196,843	$266,775
United States	293,531	223,802
International	-	7,941
Total	$490,374	$498,518